Commitments and contingencies - Schedule Of Future Lease Payments Under Operating Leases (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2023		¥ 82,330
2024		60,138
2025		52,311
2026		41,991
2027		32,854
2028 and thereafter		347,734
Total lease payments		617,358
Amount representing interest		24,019
Total lease liabilities for operating leases	[1]	¥ 593,339	¥ 636,541

[1]	Right-of-use assets and lease liabilities are included in Other assets and Other liabilities, respectively, on the consolidated balance sheets.